Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	December 31, 2024	June 30, 2025
	RM	RM	US$

At beginning of the year	-	-	-
Additions	-	48,168,158	11,434,035
Revenue recognised	-	-	-
At end of the year	-	48,168,158	11,434,035